UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2005

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
221275
4514903
SH

SOLE

4514903
0
0
Allstate Corp.
Common
020002101
235955
3949036
SH

SOLE

3949036
0
0
American Express Co.
Common
025816109
1202
22575
SH

SOLE

22575
0
0
American International Group
Common
026874107
210574
3624345
SH

SOLE

3624345
0
0
Apache Corp.
Common
037411105
2975
46050
SH

SOLE

46050
0
0
Bank of America Corp.
Common
060505104
206712
4532158
SH

SOLE

4532158
0
0
Bank Of New York
Common
064057102
259
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
6680
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
144
14000
SH

SOLE

14000
0
0
BP
Sponsored ADR
055622104
369
5920
SH

SOLE

5920
0
0
Career Education Corp.
Common
141665109
155106
4236710
SH

SOLE

4236710
0
0
Cendant Corp.
Common
151313103
306237
13689614
SH

SOLE

13689614
0
0
Chevron Corp
Common
166764100
244648
4374968
SH

SOLE

4374968
0
0
Chubb Corp.
Common
171232101
196140
2291092
SH

SOLE

2291092
0
0
Citigroup Inc.
Common
172967101
234867
5080406
SH

SOLE

5080406
0
0
Comcast Corp. Special Cl A
Class A Spl.
20030N200
306293
10226812
SH

SOLE

10226812
0
0
ConocoPhillips
Common
20825c104
337
5856
SH

SOLE

5856
0
0
CVS Corp.
Common
126650100
239936
8253739
SH

SOLE

8253739
0
0
Devon Energy Corp.
Common
25179M103
260593
5141923
SH

SOLE

5141923
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
542
38912
SH

SOLE

38912.391
0
0
Dupont De Nemours
Common
263534109
187674
4363502
SH

SOLE

4363502
0
0
EBAY INC COM
Common
278642103
413
12500
SH

SOLE

12500
0
0
Emerson Electric
Common
291011104
192560
3074564
SH

SOLE

3074564
0
0
Exelon Corp.
Common
30161n101
243509
4743992
SH

SOLE

4743992
0
0
Fannie Mae
Common
313586109
198211
3394028
SH

SOLE

3394028
0
0
First Data Corp.
Common
319963104
143602
3577520
SH

SOLE

3577520
0
0
Ford Motor Co.
Common
345370860
394
38489
SH

SOLE

38489
0
0
Gannett Inc.
Common
364730101
136482
1918764
SH

SOLE

1918764
0
0
General Electric
Common
369604103
203260
5866088
SH

SOLE

5866088
0
0
GlaxoSmithKline
Sponsored ADR
37733W105
778
16032
SH

SOLE

16032
0
0
Goldman Sachs Group
Common
38141G104
2781
27260
SH

SOLE

27260
0
0
HCA Inc.
Common
404119109
180774
3189937
SH

SOLE

3189937
0
0
Honeywell
Common
438516106
139231
3801016
SH

SOLE

3801016
0
0
J.P. Morgan Chase & Co.
Common
46625h100
452
12797
SH

SOLE

12797
0
0
Liberty Media Corp.
Common
530718105
172928
16970371
SH

SOLE

16970371
0
0
Lilly (Eli) & Co.
Common
532457108
446
8000
SH

SOLE

8000
0
0
Merrill Lynch
Common
590188108
131534
2391084
SH

SOLE

2391084
0
0
Microsoft Corp.
Common
594918104
201
8100
SH

SOLE

8100
0
0
Morgan Stanley Dean Witter
Common
617446448
166433
3171962
SH

SOLE

3171962
0
0
MuniEnhanced Fund
Common
626243109
273
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
669
43900
SH

SOLE

43900
0
0
Nextel Comm. Cl A
Class A
65332V103
234988
7272930
SH

SOLE

7272930
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
376
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
281
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
262948
11512613
SH

SOLE

11512613
0
0
Pfizer Inc.
Common
717081103
109642
3975420
SH

SOLE

3975420
0
0
Pitney Bowes Inc.
Common
724479100
198754
4563821
SH

SOLE

4563821
0
0
Pulte Homes Inc.
Common
745867101
199816
2371700
SH

SOLE

2371700
0
0
Rochester Limited Term NY Muni Fund
Common
771740107
204
60243
SH

SOLE

60243
0
0
SBC Communications
Common
78387G103
208
8776
SH

SOLE

8776
0
0
Stanley Works
Common
854616109
280
6153
SH

SOLE

6153
0
0
Time Warner Inc.
Common
887317105
287742
17219755
SH

SOLE

17219755
0
0
United Technologies
Common
913017109
178532
3476758
SH

SOLE

3476758
0
0
Verizon Communications
Common
92343v104
527
15240
SH

SOLE

15240
0
0
Walt Disney Productions
Common
254687106
361
14350
SH

SOLE

14350
0
0
Washington Mutual
Common
939322103
166881
4101279
SH

SOLE

4101279
0
0
Wellpoint
Common
94973v107
184810
2653788
SH

SOLE

2653788
0
0
Xerox
Common
984121103
133356
9670520
SH

SOLE

9670520
0
0
YUM! Brands
Common
988498101
109458
2101722
SH

SOLE

2101722
0
0


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$ 7,002,611,672

List of Other Included Managers:

No.	13F File Number	Name

None